COMMITMENTS AND CONTINGENCIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
Aggregate research and development participation	$ 23,506
Participation rate	60.00%
Royalty expense	787	609	265
Contingent liability	$ 21,441	$ 19,787
Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.00%
Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Royalty rates	3.50%
Royalties payable, percent of grants received	100.00%